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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Riley Investment Management LLC
Address:   11100 Santa Monica Blvd., Suite 810
           Los Angeles, CA  90025

Form 13F File Number:  28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Allison Brogan
Title: Authorized Person
Phone:   310 966-1445

Signature, Place, and Date of Signing:

/s/ Allison Brogan           Los Angeles, CA                 02/11/09
-------------------------    ----------------------------    -------------------
   [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                   ---------------------------------------------

Form 13F Information Table Entry Total: 16
                                        ----------------------------------------

Form 13F Information Table Value Total: 53,399
                                        ----------------------------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                        FORM 13F INFORMATION TABLE
COLUMN 1                   COLUMN 2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
--------                   --------   --------     --------       --------         --------    --------         --------
                                                                                                             VOTING AUTHORITY
                            TITLE OF                VALUE    SHRS OR  SH/   PUT/  INVESTMENT  OTHER         --------------------
NAME OF ISSUER               CLASS    CUSIP        (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS    SOLE       SHARED     NONE
--------------               -----    -----        --------  -------  ---   ----  ----------  --------    ----       ------     ----
ALDILA INC NEW               COM NEW  014384200        84     35,379   SH           SOLE                   6,573       28,806
ASYST TECHNOLOGIES INC       COM      04648X107       178    710,000   SH           SOLE                 710,000            0
DDI CORP.                    COM      233162502     5,461  1,773,059   SH           SOLE                 568,255     1,204,804
                             0.0001
                             NEW
GSI TECHNOLOGY INC           COM      36241U106       871    318,040   SH           SOLE                 103,426       214,614
INTEGRATED SILICON           COM      45812P107        10      5,893   SH           SOLE                   4,977           916
 SOLUTIONS
ITERIS INC                   COM      46564T107     5,350  3,451,932   SH           SOLE                 849,630     2,602,302
LECROY CORP                  COM      52324W109     2,691    882,414   SH           SOLE                  74,343       808,071
MAGNETEK INC                 COM      559424106     8,022  3,342,611   SH           SOLE                 721,973     2,620,638
REGENT COMMUNICATIONS INC    COM      758865109       265  2,986,861   SH           SOLE                 594,245     2,392,616
SIRF TECHNOLOGY HOLDINGS INC COM      82967H101         4      2,908   SH           SOLE                       0         2,908
SILICON STORAGE TECH INC.    COM      827057100    13,110  5,724,696   SH           SOLE               1,960,674     3,764,022
MANAGEMENT NETWORK GROUP INC COM      561693102     1,157  2,891,606   SH           SOLE                 660,855     2,230,751
TRANSMETA CORPORATION        COM      89376R208     8,946    491,528   SH           SOLE                 490,829           699
TRANS WORLD ENTERTAINMENT    COM      89336Q100     3,173  2,421,802   SH           SOLE                 728,775     1,693,027
 CORP
TRANSWITCH CORP              COM      894065101       293  1,046,798   SH           SOLE                 398,394       648,404
                             COM
                             PAR
ZILOG INC                    $0.01    989524301     3,784  1,304,692   SH           SOLE                 706,973      597,719

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